Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenues
Total operating revenues	$ 968,420	$ 885,767	$ 1,113,456
Gain on sale of assets	21,427	9,188	34,185
Other operating income (expenses), net - related party	0	0	(413)
Operating expenses
Voyage expenses and commissions	192,890	246,161	278,550
Ship operating expenses (including related party amounts of $475, $3,184 and $4,916 for the years ended December 31, 2024, 2023 and 2022 respectively)	293,971	251,950	225,971
Charter hire expenses (including related party amounts of $35,713, $31,484 and $37,328 for the years ended December 31, 2024, 2023 and 2022 respectively)	22,715	42,225	57,406
Administrative expenses	24,303	18,679	20,375
Impairment loss on vessels	0	11,780	0
Depreciation	141,627	135,548	129,839
Total operating expenses	675,506	706,343	712,141
Net operating income	314,341	188,612	435,087
Other income (expenses)
Interest income	6,872	4,717	2,345
Interest expense	(108,215)	(103,664)	(56,248)
Share of results of associated companies	(4,070)	12,316	40,793
Gain on derivatives	15,212	11,371	39,968
Gain (loss) on marketable equity securities	0	287	503
Other financial items	(378)	(830)	(222)
Net other income (expenses)	(90,579)	(75,803)	27,139
Net income before income taxes	223,762	112,809	462,226
Income tax expense	548	541	379
Net income	$ 223,214	$ 112,268	$ 461,847
Per share information:
Earnings per share : basic (in dollars per share)	$ 1.12	$ 0.56	$ 2.30
Earnings per share : diluted (in dollars per share)	$ 1.12	$ 0.56	$ 2.29
Time charter revenues
Operating revenues
Total operating revenues	$ 622,569	$ 434,827	$ 593,795
Voyage charter revenues
Operating revenues
Total operating revenues	341,926	446,666	518,398
Other revenues
Operating revenues
Total operating revenues	$ 3,925	$ 4,274	$ 1,263